Segment Information - Summary Of Capital Expenditures (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Capital expenditures		$ 5.1	$ 4.5	$ 6.5	$ 6.1	$ 10.2
Motion Picture [Member]
Capital expenditures				0.0	0.0	0.0
Television Production [Member]
Capital expenditures				0.3	0.4	0.4
Corporate [Member]
Capital expenditures	[1]			$ 6.2	$ 5.7	$ 9.8

[1]	Represents unallocated capital expenditures primarily related to the Company’s corporate headquarters.